COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
COMMITMENTS AND CONTINGENCIES
25.    COMMITMENTS AND CONTINGENCIES
25(a)    Purchase commitments
As of December 31, 2022 and 2021, our Company had commitments to purchase raw materials totaling $191 million to $225 million and $219 million to $262 million (22,375 to 26,255 metric tons and 22,252 to 26,652 metric tons), respectively, from third parties at the prices stipulated in the contracts.
25(b)    Capital commitments
As of December 31, 2022 and 2021, our Company had capital commitment relating to the construction of factory building improvement and acquisition of machinery, totaling $0.7 million and $0.9 million, respectively.
25(c)    Guarantees
As of December 31, 2022 and 2021, APWC provided a corporate guarantee not exceeding the sum of $25 million and $25 million, respectively, for the bond performance and banking facility of Sigma Cable.
As of December 31, 2022 and 2021, there were outstanding bank guarantees of $14 million and $14 million, respectively, issued by the banks on behalf of Charoong Thai and its subsidiaries in respect of certain performance bonds as required in the normal course of business of the companies. These guarantees generally expire within 1 year.
25(d)    Service commitments
As of December 31, 2022 and 2021, our Company had commitments in respect of management consulting services with related parties totaling $0.1 million and $0.1 million, respectively.